S000006338 [Member] Average Annual Total Returns		12 Months Ended	58 Months Ended	60 Months Ended	120 Months Ended	250 Months Ended	340 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.54%	7.45%	0.12%	3.13%
I Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.32%		(0.20%)	2.93%		7.44%
Performance Inception Date	[2]						Sep. 01, 1996
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.50%		(2.22%)	0.82%		4.46%
Performance Inception Date	[2]						Sep. 01, 1996
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.32%		(1.01%)	1.32%		4.63%
Performance Inception Date	[2]						Sep. 01, 1996
N Class
Prospectus [Line Items]
Average Annual Return, Percent		7.23%		(0.29%)	2.75%	5.72%
Performance Inception Date						Mar. 01, 2004
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent		7.57%	(0.09%)
Performance Inception Date			Feb. 28, 2020

[1]
The J.P. Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar-denominated Brady bonds, Eurobonds, traded loans issued by emerging market sovereign and quasi-sovereign entities.

[2]
Performance data includes the performance of the predecessor entity for periods before the Fund’s registration became effective. The predecessor entity was not registered under the 1940 Act, and therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the predecessor entity had been registered under the 1940 Act, the predecessor entity’s performance may have been lower.